Other disclosures	12 Months Ended
Dec. 31, 2022
Other Disclosures [Abstract]
Other disclosures	Other disclosures
a) Residual maturity periods
The detail, by maturity, of the balances of certain items in the consolidated balance sheet at 31 December 2022, 2021 and 2020 is presented below:

	31 December 2022
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	223,073	—	—	—	—	—	223,073
Financial assets at fair value through other comprehensive income	—	19,215	5,425	15,377	17,693	25,588	83,298
Debt securities	—	19,011	4,528	13,884	16,631	21,029	75,083
Loans and advances	—	204	897	1,493	1,062	4,559	8,215
Customers	—	204	897	1,493	1,062	4,559	8,215
Financial assets at amortized cost	45,322	194,757	137,632	196,939	135,156	437,238	1,147,044
Debt securities	—	7,956	7,417	21,459	6,715	30,007	73,554
Loans and advances	45,322	186,801	130,215	175,480	128,441	407,231	1,073,490
Central banks	—	14,139	—	—	—	1,236	15,375
Credits institutions	7,565	22,578	2,756	3,580	139	9,900	46,518
Customers	37,757	150,084	127,459	171,900	128,302	396,095	1,011,597
	268,395	213,972	143,057	212,316	152,849	462,826	1,453,415
Liabilities
Financial liabilities at amortized cost	731,837	236,565	144,666	168,984	81,808	59,998	1,423,858
Deposits	718,366	193,092	96,667	82,663	19,343	1,756	1,111,887
Central banks	117	6,991	18,311	47,018	4,506	9	76,952
Credit institutions	7,172	30,557	15,901	9,670	3,925	1,357	68,582
Customer deposits	711,077	155,544	62,455	25,975	10,912	390	966,353
Marketable debt securitiesA	—	34,408	46,480	81,051	55,359	57,614	274,912
Other financial liabilities	13,471	9,065	1,519	5,270	7,106	628	37,059
	731,837	236,565	144,666	168,984	81,808	59,998	1,423,858
Difference (assets less liabilities)	(463,442)	(22,593)	(1,609)	43,332	71,041	402,828	29,557
A.Includes promissory notes, certificates of deposit and other short-term debt issues.
See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, notes and other securities) (see note 22).

Grupo Santander has accounted as "On demand", those financial liabilities assumed, in which the counterparty may require the payments.
In addition, when Grupo Santander is committed to have amounts available in different maturity periods, these amounts have been accounted for in the first year, in which they may be required.
Additionally, for issued financial guarantee contracts, the Group has recorded the maximum amount of the financial guarantee issued, in the first year in which the guarantee could be executed.

	31 December 2021
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	210,689	—	—	—	—	—	210,689
Financial assets at fair value through other comprehensive income	—	19,885	10,447	20,001	17,745	37,507	105,585
Debt securities	—	19,598	9,609	19,133	16,494	33,088	97,922
Loans and advances	—	287	838	868	1,251	4,419	7,663
Customers	—	287	838	868	1,251	4,419	7,663
Financial assets at amortized cost	35,520	161,837	121,272	154,345	130,456	434,468	1,037,898
Debt securities	—	4,212	4,171	2,205	15,388	9,732	35,708
Loans and advances	35,520	157,625	117,101	152,140	115,068	424,736	1,002,190
Central banks	—	14,544	—	—	—	1,113	15,657
Credits institutions	11,849	20,802	4,542	93	150	1,733	39,169
Customers	23,671	122,279	112,559	152,047	114,918	421,890	947,364
	246,209	181,722	131,719	174,346	148,201	471,975	1,354,172
Liabilities
Financial liabilities at amortized cost	718,435	169,013	99,223	194,879	98,210	69,409	1,349,169
Deposits	711,377	126,956	64,096	117,585	52,658	5,915	1,078,587
Central banks	92	5,861	2,130	91,651	40,013	10	139,757
Credit institutions	12,854	16,208	12,507	4,712	1,981	3,973	52,235
Customer deposits	698,431	104,887	49,459	21,222	10,664	1,932	886,595
Marketable debt securitiesA	—	31,550	29,798	71,333	45,198	62,830	240,709
Other financial liabilities	7,058	10,507	5,329	5,961	354	664	29,873
	718,435	169,013	99,223	194,879	98,210	69,409	1,349,169
Difference (assets less liabilities)	(472,226)	12,709	32,496	(20,533)	49,991	402,566	5,003
A.Includes promissory notes, certificates of deposit and other short-term debt issues.

	31 December 2020
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	153,839	—	—	—	—	—	153,839
Financial assets at fair value through other comprehensive income	—	11,084	7,738	19,923	21,302	58,123	118,170
Debt securities	—	10,908	7,019	18,365	19,969	52,642	108,903
Loans and advances	—	176	719	1,558	1,333	5,481	9,267
Customers	—	176	719	1,558	1,333	5,481	9,267
Financial assets at amortized cost	51,513	117,335	109,561	150,399	120,376	409,194	958,378
Debt securities	—	4,184	5,760	3,059	5,257	7,818	26,078
Loans and advances	51,513	113,151	103,801	147,340	115,119	401,376	932,300
Central banks	—	10,762	—	673	—	1,064	12,499
Credit institutions	21,337	8,950	3,910	3,207	34	400	37,838
Customers	30,176	93,439	99,891	143,460	115,085	399,912	881,963
	205,352	128,419	117,299	170,322	141,678	467,317	1,230,387
Liabilities
Financial liabilities at amortized cost	640,613	175,269	93,296	175,238	80,041	83,731	1,248,188
Deposits	632,305	132,337	61,142	109,856	32,464	22,287	990,391
Central banks	150	10,499	3,216	83,112	15,827	—	112,804
Credit institutions	14,370	22,385	9,940	5,618	5,934	4,373	62,620
Customer deposits	617,785	99,453	47,986	21,126	10,703	17,914	814,967
Marketable debt securitiesA	—	33,257	30,994	59,526	47,143	59,909	230,829
Other financial liabilities	8,308	9,675	1,160	5,856	434	1,535	26,968
	640,613	175,269	93,296	175,238	80,041	83,731	1,248,188
Difference (assets less liabilities)	(435,261)	(46,850)	24,003	(4,916)	61,637	383,586	(17,801)
A.Includes promissory notes, certificates of deposit and other short-term debt issues.
The detail of the undiscounted contractual maturities of the existing financial liabilities at amortised cost at 31 December 2022, 2021 and 2020 is as follows:

	31 December 2022
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	718,366	192,609	96,482	82,618	19,354	1,595	1,111,024
Central banks	117	7,003	18,210	46,933	4,506	9	76,778
Credit institutions	7,172	30,548	15,808	9,722	3,924	1,190	68,364
Customer	711,077	155,058	62,464	25,963	10,924	396	965,882
Marketable debt securities	—	34,312	46,396	81,059	55,357	57,576	274,700
Other financial liabilities	13,471	9,065	1,519	5,270	7,106	626	37,057
	731,837	235,986	144,397	168,947	81,817	59,797	1,422,781

	31 December 2021
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	705,129	120,654	62,896	116,343	52,031	5,884	1,062,937
Central banks	83	5,862	2,131	91,327	39,579	10	138,992
Credit institutions	12,683	16,184	11,867	4,504	1,945	3,950	51,133
Customer	692,363	98,608	48,898	20,512	10,507	1,924	872,812
Marketable debt securities	—	32,575	30,618	73,131	46,367	64,318	247,009
Other financial liabilities	7,059	10,507	5,329	5,961	354	663	29,873
	712,188	163,736	98,843	195,435	98,752	70,865	1,339,819
.

	31 December 2020
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	629,043	130,439	60,465	108,326	32,260	22,228	982,761
Central banks	150	10,497	3,217	82,803	15,827	—	112,494
Credit institutions	14,334	22,367	9,606	5,031	5,903	4,333	61,574
Customer	614,559	97,575	47,642	20,492	10,530	17,895	808,693
Marketable debt securities	—	34,307	31,103	58,645	46,118	56,730	226,903
Other financial liabilities	8,308	9,675	1,160	5,856	434	1,535	26,968
	637,351	174,421	92,728	172,827	78,812	80,493	1,236,632
Below is a breakdown of contractual maturities for the rest of financial assets and liabilities as of 31 December 2022, 2021 and 2020 :

	31 December 2022
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	44,770	27,562	29,753	20,177	33,856	156,118
Derivatives	7,631	9,983	23,156	15,533	10,699	67,002
Equity instruments					10,066	10,066
Debt securities	5,160	13,357	5,667	4,193	13,026	41,403
Loans and advances	31,979	4,222	930	451	65	37,647
Central banks	11,595	—	—	—	—	11,595
Credits institutions	13,650	2,852	—	—	—	16,502
Customers	6,734	1,370	930	451	65	9,550
Financial assets designated at fair value through profit or loss	236	756	2,732	1,691	3,574	8,989
Debt securities	68	77	1,026	599	772	2,542
Loans and advances	168	679	1,706	1,092	2,802	6,447
Credit institutions	6	181	23	4	459	673
Customers	162	498	1,683	1,088	2,343	5,774
Non-trading financial assets mandatorily at fair value through profit or loss	164	214	265	70	5,000	5,713
Equity instruments	—	—	—	—	3,711	3,711
Debt securities	6	52	52	—	1,024	1,134
Loans and advances	158	162	213	70	265	868
Customers	158	162	213	70	265	868
Financial assets at fair value through other comprehensive income	—	—	—	—	1,941	1,941
Equity instruments	—	—	—	—	1,941	1,941
Hedging derivatives	2,200	1,076	1,356	1,451	1,986	8,069
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(734)	(498)	(1,178)	(1,036)	(303)	(3,749)
TOTAL FINANCIAL ASSETS	46,636	29,110	32,928	22,353	46,054	177,081

	31 December 2022
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	51,621	12,012	23,669	18,273	9,610	115,185
Derivatives	7,749	9,671	22,479	16,955	8,037	64,891
Shorts positions	17,952	888	1,031	1,071	1,573	22,515
Deposits	25,920	1,453	159	247	—	27,779
Central banks	5,757	—	—	—	—	5,757
Credits institutions	7,963	1,435	151	247	—	9,796
Customers	12,200	18	8	—	—	12,226
Financial liabilities designated at fair value through profit or loss	27,071	4,359	6,180	1,915	16,422	55,947
Deposits	26,908	3,558	5,069	818	14,167	50,520
Central banks	1,702	38	—	—	—	1,740
Credits institutions	1,284	129	54	87	404	1,958
Customers	23,922	3,391	5,015	731	13,763	46,822
Marketable debt securitiesA	163	801	1,111	1,097	2,255	5,427
Hedging derivatives	947	1,469	3,650	1,159	2,003	9,228
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	11	(52)	(140)	20	44	(117)
TOTAL FINANCIAL LIABILITIES	79,650	17,788	33,359	21,367	28,079	180,243
A.Includes promissory notes, certificates of deposit and other short-term debt issues (see note 22).

	31 December 2022
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	120,962	32,538	50,875	54,033	15,667	274,075
Financial guarantees granted	7,023	3,586	1,427	441	379	12,856
Other commitments granted	66,716	16,152	7,119	1,517	1,168	92,672
MEMORANDUM ITEMS	194,701	52,276	59,421	55,991	17,214	379,603
In the Group’s experience, no outflows of cash or other financial assets take place prior to the contractual maturity date that might affect the information broken down above.

	31 December 2021
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	21,887	20,627	20,047	15,105	39,287	116,953
Derivatives	4,943	7,426	12,285	11,980	17,658	54,292
Equity instruments	—	—	—	—	15,077	15,077
Debt securities	2,978	8,585	5,766	2,869	6,552	26,750
Loans and advances	13,966	4,616	1,996	256	—	20,834
Central banks	3,608	—	—	—	—	3,608
Credits institutions	5,607	3,982	808	—	—	10,397
Customers	4,751	634	1,188	256	—	6,829
Financial assets designated at fair value through profit or loss	2,451	2,928	3,686	2,334	4,558	15,957
Debt securities	64	142	699	700	911	2,516
Loans and advances	2,387	2,786	2,987	1,634	3,647	13,441
Central banks	—	—	—	—	—	—
Credit institutions	1,138	1,476	205	10	323	3,152
Customers	1,249	1,310	2,782	1,624	3,324	10,289
Non-trading financial assets mandatorily at fair value through profit or loss	116	49	127	67	5,177	5,536
Equity instruments	—				4,042	4,042
Debt instruments	4	40	4	6	903	957
Loans and advances	112	9	123	61	232	537
Central banks	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—
Customers	112	9	123	61	232	537
Financial assets at fair value through other comprehensive income	—	—	—	—	2,453	2,453
Equity instruments	—	—	—	—	2,453	2,453
Hedging derivatives	368	857	748	1,270	1,518	4,761
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	429	(11)	(304)	19	277	410
TOTAL FINANCIAL ASSETS	25,251	24,450	24,304	18,795	53,270	146,070

	31 December 2021
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	26,142	9,234	15,709	12,750	15,634	79,469
Derivatives	4,485	7,583	14,868	11,912	14,718	53,566
Shorts positions	8,559	1,290	728	743	916	12,236
Deposits	13,098	361	113	95	—	13,667
Central banks	1,038	—	—	—	—	1,038
Credits institutions	5,919	361	113	95	—	6,488
Customers	6,141	—	—	—	—	6,141
Marketable debt securities	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	7,000	1,685	4,669	1,225	18,154	32,733
Deposits	6,874	1,246	2,801	764	15,594	27,279
Central banks	569	38	—	—	—	607
Credits institutions	237	487	30	178	132	1,064
Customers	6,068	721	2,771	586	15,462	25,608
Marketable debt securitiesA	126	439	1,868	461	2,560	5,454
Hedging derivatives	613	930	1,667	824	1,429	5,463
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	45	16	58	49	80	248
TOTAL FINANCIAL LIABILITIES	33,800	11,865	22,103	14,848	35,297	117,913
A.Includes promissory notes, certificates of deposit and other short-term debt issues (see note 22).

	31 December 2021
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	123,529	27,587	51,999	49,781	9,841	262,737
Financial guarantees granted	3,617	4,251	1,749	687	454	10,758
Other commitments granted	52,359	12,008	7,297	1,539	2,530	75,733
MEMORANDUM ITEMS	179,505	43,846	61,045	52,007	12,825	349,228

	31 December 2020
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	12,494	27,753	22,473	18,014	34,211	114,945
Derivatives	9,556	10,044	15,526	13,681	18,330	67,137
Equity instruments	—	—	—	—	9,615	9,615
Debt securities	2,938	17,709	6,947	4,310	5,990	37,894
Loans and advances	—	—	—	23	276	299
Credits institutions	—	—	—	3	—	3
Customers	—	—	—	20	276	296
Financial assets designated at fair value through profit or loss	27,334	7,205	3,680	3,933	6,565	48,717
Debt securities	259	162	407	719	1,432	2,979
Loans and advances	27,075	7,043	3,273	3,214	5,133	45,738
Central banks	9,481	—	—	—	—	9,481
Credit institutions	8,449	2,728	590	12	357	12,136
Customers	9,145	4,315	2,683	3,202	4,776	24,121
Non-trading financial assets mandatorily at fair value through profit or loss	275	—	—	69	4,142	4,486
Equity instruments	—	—	—	—	3,234	3,234
Debt instruments	85	—	—	—	615	700
Loans and advances	190	—	—	69	293	552
Central banks	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—
Customers	190	—	—	69	293	552
Financial assets at fair value through other comprehensive income	—	—	—	—	2,783	2,783
Equity instruments	—	—	—	—	2,783	2,783
Hedging derivatives	2,003	1,293	1,107	1,083	2,839	8,325
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	181	132	205	381	1,081	1,980
TOTAL FINANCIAL ASSETS	42,287	36,383	27,465	23,480	51,621	181,236

	31 December 2020
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	20,481	6,286	17,635	16,036	20,729	81,167
Derivatives	4,338	5,800	17,566	16,036	20,729	64,469
Shorts positions	16,143	486	69	—	—	16,698
Deposits	—	—	—	—	—	—
Central banks	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—
Customers	—	—	—	—	—	—
Marketable debt securities	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	15,200	2,228	2,893	1,121	26,596	48,038
Deposits	15,168	1,954	2,497	518	23,461	43,598
Central banks	1,707	783	—	—	—	2,490
Credits institutions	3,785	935	1,493	171	381	6,765
Customers	9,676	236	1,004	347	23,080	34,343
Marketable debt securities	32	274	396	603	3,135	4,440
Other financial liabilities	—	—	—	—	—	—
Hedging derivatives	2,819	588	748	641	2,073	6,869
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	9	40	74	64	99	286
TOTAL FINANCIAL LIABILITIES	38,509	9,142	21,350	17,862	49,497	136,360

	31 December 2020
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	114,221	28,207	47,876	40,458	10,468	241,230
Financial guarantees granted	2,661	3,732	4,134	1,169	681	12,377
Other commitments granted	43,734	10,497	5,101	3,207	1,999	64,538
MEMORANDUM ITEMS	160,616	42,436	57,111	44,834	13,148	318,145
b) Equivalent euro value of assets and liabilities
The detail of the main foreign currency balances in the consolidated balance sheet, based on the nature of the related items, is as follows:

Equivalent value in EUR million
	2022		2021		2020
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Cash, cash balances at central banks and other deposits on demand	122,391	—	105,457	—	76,882	—
Financial assets/liabilities held for trading	94,256	60,105	65,345	49,314	66,448	50,494
Non-trading financial assets mandatorily at fair value through profit or loss	3,210	—	2,460	—	2,248	—
Other financial assets/liabilities at fair value through profit or loss	1,085	20,274	1,230	9,103	24,015	18,347
Financial assets at fair value through other comprehensive income	62,046	—	78,086	—	79,688	—
Financial assets at amortized cost	747,138	—	680,774	—	610,152	—
Investments	1,296	—	1,666	—	1,671	—
Tangible assets	21,834	—	22,350	—	21,617	—
Intangible assets	11,881	—	10,066	—	9,609	—
Financial liabilities at amortized cost	—	893,531	—	796,395	—	726,516
Liabilities under insurance contracts	—	4	—	10	—	13
Other	23,886	24,372	22,631	20,420	26,433	22,801
	1,089,023	998,286	990,065	875,242	918,763	818,171
c) Fair value of financial assets and liabilities not measured at fair value
The financial assets owned by the Group are measured at fair value in the accompanying consolidated balance sheet, except for cash, cash balances at central banks and other deposits on demand, loans and advances at amortised cost.
Similarly, the Group’s financial liabilities -except for financial liabilities held for trading, those measured at fair value and derivatives other than those having as their underlying equity instruments whose market value cannot be estimated reliably- are measured at amortised cost in the accompanying consolidated balance sheet.
Following is a comparison of the carrying amounts of the Group’s financial instruments measured at other than fair value and their respective fair values at year-end:
i) Financial assets measured at other than fair value

EUR million
	2022					2021					2020
Assets	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Loans and advances	1,073,490	1,053,703	—	64,968	988,735	1,002,190	1,006,711	—	69,840	936,871	932,300	940,258	—	65,755	874,503
Debt securities	73,554	70,373	37,805	19,254	13,314	35,708	35,378	13,558	12,158	9,662	26,078	26,532	6,753	11,899	7,880
	1,147,044	1,124,076	37,805	84,222	1,002,049	1,037,898	1,042,089	13,558	81,998	946,533	958,378	966,790	6,753	77,654	882,383
ii) Financial liabilities measured at other than fair value

EUR million
	2022					2021					2020
LiabilitiesA	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Deposits	1,111,887	1,108,918	—	258,701	850,217	1,078,587	1,076,876	—	286,613	790,263	990,391	990,807	—	263,517	727,290
Debt securities	274,912	263,191	106,169	124,939	32,083	240,709	246,697	109,346	115,034	22,317	230,829	241,174	91,771	125,031	24,372
	1,386,799	1,372,109	106,169	383,640	882,300	1,319,296	1,323,573	109,346	401,647	812,580	1,221,220	1,231,981	91,771	388,548	751,662
A.At 31 December 2022, Grupo Santander had other financial liabilities that amounted to EUR 37,059 million, EUR 29,873 million in 2021 and EUR 26,968 million in 2020.
The main valuation methods and inputs used in the estimates at 31 December 2022 of the fair values of the financial assets and liabilities in the foregoing table were as follows:
•Financial assets at amortised cost: the fair value was estimated using the present value method. The estimates were made considering factors such as the expected maturity of the portfolio, market interest rates, spreads on newly approved transactions or market spreads -when available-.
•Financial liabilities at amortised cost:
i) Deposits: the fair value of short term deposits was taken to be their carrying amount. Factors such as the expected maturity of the transactions and the Group’s current cost of funding in similar transactions are consider for the estimation of long term deposits fair value. It had been used also current rates offered for deposits of similar remaining maturities.
ii) Marketable debt securities and subordinated liabilities: the fair value was calculated based on market prices for these instruments -when available- or by the present value method using market interest rates and spreads, as well as using any significant input which is not observable with market data if applicable.
iii) The fair value of cash, cash balances at central banks and other deposits on demand was taken to be their carrying amount since they are mainly short-term balances.